Debt Obligations (Long-term Debt Maturities) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Debt Obligations [Abstract]
Due within one year	$ 30.1	$ 20.1
Due within two years	615.1	615.1
Due within three years	40.1	40.1
Due within four years	50.2	60.1
Due within five years	200.2	200.1
Thereafter	1,227.5	1,227.7
Total Maturities	2,163.2	2,163.2
Unamortized discounts and premiums, net	(3.5)	3.5
Total	$ 2,159.7	$ 2,159.7